Short-Term Borrowings	12 Months Ended
Dec. 31, 2011
Short-Term Borrowings [Abstract]
SHORT-TERM BORROWINGS

11. SHORT-TERM BORROWINGS

On September 28, 2011, the Company entered into an agreement with a PRC bank to borrow RMB20 million ($3,177,680) for the period from September 29, 2011 to September 28, 2012. Interest rate is 6.89% per annum. The loan is pledged by a certificate of deposit of $3.6 million.